Rio Tinto financial information by business unit - Schedule of financial information by business unit (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 33,083	$ 19,362
EBITDA	17,993	5,929
Impairment charges	0	(1,163)
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	2,253	1,974
Finance items	56	(650)
Profit before taxation	18,049	5,279
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,313	3,316
Capital expenditure	3,310	2,665
Add back: Proceeds from disposal of property, plant and equipment	26	28
Capital expenditure	3,336	2,693
Depreciation and amortisation expense	2,307	2,092
Operating assets	49,835		$ 47,718
Less: Net cash/(debt)	3,140		(664)
Equity attributable to owners of Rio Tinto	52,975		47,054
Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue	85	158
Capital expenditure	0	1
Depreciation and amortisation expense	92	99
Product group
Disclosure of operating segments [line items]
Consolidated sales revenue	34,628	20,333
EBITDA	21,420	10,004
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,466	5,022
Capital expenditure	3,395	2,802
Depreciation and amortisation expense	2,514	2,367
Central pensions, share-based payments, insurance and derivatives
Disclosure of operating segments [line items]
EBITDA	119	102
Profit/(loss) after tax – attributable to owners of Rio Tinto	120	97
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
EBITDA	(36)	(72)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(23)	(53)
Central costs
Disclosure of operating segments [line items]
EBITDA	(346)	(273)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(294)	(233)
Central exploration and evaluation
Disclosure of operating segments [line items]
EBITDA	(120)	(121)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(100)	(97)
Net interest
Disclosure of operating segments [line items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(3)	14
Underlying EBITDA/earnings
Disclosure of operating segments [line items]
EBITDA	21,037	9,640
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,166	4,750
Items excluded from underlying EBITDA/earnings
Disclosure of operating segments [line items]
EBITDA	(177)	(119)
Profit/(loss) after tax – attributable to owners of Rio Tinto	147	(1,434)
Other items
Disclosure of operating segments [line items]
Capital expenditure	35	22
Depreciation and amortisation expense	42	39
Operating assets	(1,224)		(2,165)
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of operating segments [line items]
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales	(1,545)	(971)
Depreciation and amortisation in equity accounted units	(249)	(314)
Taxation and finance items in equity accounted units	(365)	(141)
Capital expenditure	(120)	(159)
Depreciation and amortisation expense	(249)	(314)
Operating segments
Disclosure of operating segments [line items]
Capital expenditure	3,395	2,802
Depreciation and amortisation expense	2,514	2,367
Operating assets	51,059		49,883
Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	21,707	11,465
EBITDA	16,060	7,698
Profit/(loss) after tax – attributable to owners of Rio Tinto	10,216	4,563
Capital expenditure	1,912	1,185
Depreciation and amortisation expense	1,022	840
Operating assets	17,209		16,650
Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	5,932	4,487
EBITDA	1,924	925
Profit/(loss) after tax – attributable to owners of Rio Tinto	921	193
Capital expenditure	524	482
Depreciation and amortisation expense	645	594
Operating assets	15,457		15,365
Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	3,779	1,983
EBITDA	2,048	686
Profit/(loss) after tax – attributable to owners of Rio Tinto	885	111
Capital expenditure	750	987
Depreciation and amortisation expense	523	568
Operating assets	13,972		13,362
Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	3,270	2,322
EBITDA	1,398	712
Profit/(loss) after tax – attributable to owners of Rio Tinto	498	190
Capital expenditure	209	147
Depreciation and amortisation expense	232	266
Operating assets	5,305		4,927
Operating segments | Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue	85	158
EBITDA	(4)	1
Profit/(loss) after tax – attributable to owners of Rio Tinto	(51)	(29)
Capital expenditure	0	1
Depreciation and amortisation expense	92	99
Operating assets	(848)		(550)
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(145)	(82)
EBITDA	(6)	(18)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(3)	(6)
Operating assets	(36)		129
Pilbara | Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	21,476	11,246
EBITDA	16,207	7,702
Profit/(loss) after tax – attributable to owners of Rio Tinto	10,348	4,628
Capital expenditure	1,907	1,179
Depreciation and amortisation expense	1,011	831
Operating assets	$ 16,558		16,253
Dampier Salt | Operating segments | Iron Ore
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	68.40%
Consolidated sales revenue	$ 145	112
EBITDA	21	25
Profit/(loss) after tax – attributable to owners of Rio Tinto	5	8
Capital expenditure	5	6
Depreciation and amortisation expense	11	9
Operating assets	$ 169		163
Rio Tinto Kennecott | Operating segments | Copper
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	100.00%
Consolidated sales revenue	$ 1,318	635
EBITDA	676	193
Profit/(loss) after tax – attributable to owners of Rio Tinto	323	(12)
Capital expenditure	203	320
Depreciation and amortisation expense	249	223
Operating assets	$ 2,282		2,317
Escondida | Operating segments | Copper
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	30.00%
Consolidated sales revenue	$ 1,486	941
EBITDA	1,033	564
Profit/(loss) after tax – attributable to owners of Rio Tinto	537	204
Capital expenditure	83	118
Depreciation and amortisation expense	174	239
Operating assets	2,663		2,726
Iron Ore Company of Canada
Disclosure of operating segments [line items]
Consolidated sales revenue	1,718	1,011
Profit/(loss) after tax – attributable to owners of Rio Tinto	383	151
Equity attributable to owners of Rio Tinto	$ 1,285		1,144
Iron Ore Company of Canada | Operating segments | Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	58.70%
Consolidated sales revenue	$ 1,807	1,086
EBITDA	1,105	473
Profit/(loss) after tax – attributable to owners of Rio Tinto	398	156
Capital expenditure	90	51
Depreciation and amortisation expense	96	88
Operating assets	1,052		1,009
Rio Tinto Iron & Titanium | Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	973	773
EBITDA	305	222
Profit/(loss) after tax – attributable to owners of Rio Tinto	146	80
Capital expenditure	83	60
Depreciation and amortisation expense	109	95
Operating assets	$ 3,538		3,390
Rio Tinto Borates | Operating segments | Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	100.00%
Consolidated sales revenue	$ 300	293
EBITDA	64	83
Profit/(loss) after tax – attributable to owners of Rio Tinto	34	47
Capital expenditure	17	16
Depreciation and amortisation expense	25	25
Operating assets	487		502
Oyu Tolgoi and Turquoise Hill | Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	844	409
EBITDA	528	89
Profit/(loss) after tax – attributable to owners of Rio Tinto	152	11
Capital expenditure	460	548
Depreciation and amortisation expense	98	104
Operating assets	8,854		8,111
Evaluation projects/other | Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	1,003	252
EBITDA	161	(37)
Profit/(loss) after tax – attributable to owners of Rio Tinto	110	(77)
Capital expenditure	0	0
Depreciation and amortisation expense	0	0
Operating assets	833		338
Evaluation projects/other | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	0	0
EBITDA	(64)	(29)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(49)	(14)
Evaluation projects/other | Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	131	(2)
EBITDA	(183)	(158)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(125)	(91)
Capital expenditure	4	3
Depreciation and amortisation expense	2	2
Operating assets	154		192
Evaluation projects/other | Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	30	29
EBITDA	(92)	(54)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(85)	(53)
Capital expenditure	8	0
Depreciation and amortisation expense	0	0
Operating assets	37		33
Bauxite | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	1,082	1,170
EBITDA	338	514
Profit/(loss) after tax – attributable to owners of Rio Tinto	105	257
Capital expenditure	67	53
Depreciation and amortisation expense	165	139
Operating assets	2,551		2,593
Alumina | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	1,359	1,096
EBITDA	295	115
Profit/(loss) after tax – attributable to owners of Rio Tinto	155	38
Capital expenditure	113	74
Depreciation and amortisation expense	80	59
Operating assets	2,116		2,294
Primary Metal | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	3,193	2,111
EBITDA	1,101	284
Profit/(loss) after tax – attributable to owners of Rio Tinto	564	(59)
Capital expenditure	285	303
Depreciation and amortisation expense	347	325
Operating assets	9,506		9,361
Pacific Aluminium | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	1,285	965
EBITDA	273	5
Profit/(loss) after tax – attributable to owners of Rio Tinto	174	(50)
Capital expenditure	58	54
Depreciation and amortisation expense	53	71
Operating assets	409		455
Integrated operations | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	5,528	4,080
EBITDA	1,971	951
Profit/(loss) after tax – attributable to owners of Rio Tinto	958	210
Other product group Items | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	404	407
EBITDA	17	3
Profit/(loss) after tax – attributable to owners of Rio Tinto	12	(3)
Product group operations | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	5,932	4,487
EBITDA	1,988	954
Profit/(loss) after tax – attributable to owners of Rio Tinto	970	207
Product group operations | Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	3,648	1,985
EBITDA	2,237	846
Profit/(loss) after tax – attributable to owners of Rio Tinto	1,012	203
Capital expenditure	746	986
Depreciation and amortisation expense	521	566
Operating assets	13,799		13,154
Product group operations | Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	3,240	2,293
EBITDA	1,490	766
Profit/(loss) after tax – attributable to owners of Rio Tinto	583	243
Capital expenditure	201	147
Depreciation and amortisation expense	232	266
Operating assets	5,268		4,894
Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	160	141
Diamonds | Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	160	141
EBITDA	16	(12)
Profit/(loss) after tax – attributable to owners of Rio Tinto	5	(40)
Capital expenditure	11	20
Depreciation and amortisation expense	2	58
Operating assets	191		(7)
Simandou iron ore project | Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	0	0
EBITDA	(6)	(2)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(2)	(1)
Capital expenditure	0	(2)
Depreciation and amortisation expense	0	0
Operating assets	19		16
Intra-segment and other | Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	(917)	(145)
EBITDA	(329)	8
Profit/(loss) after tax – attributable to owners of Rio Tinto	(247)	4
Capital expenditure	0	0
Depreciation and amortisation expense	0	0
Operating assets	(351)		(104)
Intra-segment and other | Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	(1,391)	(1,262)
EBITDA	(36)	33
Profit/(loss) after tax – attributable to owners of Rio Tinto	(40)	24
Capital expenditure	1	(2)
Depreciation and amortisation expense	0	$ 0
Operating assets	$ 875		$ 662